Average Annual Total Returns - Global X Funds			12 Months Ended			19 Months Ended	20 Months Ended	21 Months Ended	29 Months Ended	37 Months Ended	39 Months Ended	46 Months Ended	47 Months Ended	49 Months Ended	50 Months Ended	52 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	80 Months Ended	85 Months Ended	110 Months Ended	116 Months Ended	120 Months Ended
		Mar. 01, 2026	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			33.57%														4.20%							8.42%
MSCI All Colombia Select 25/50 Index (USD) (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MSCI All Colombia Select 25/50 Index (USD) (net)2 (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[1]		69.32%														9.27%							7.00%
MSCI China Consumer Discretionary 10/50 Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	MSCI China Consumer Discretionary 10/50 Index (net)2(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[2]		13.56%														(8.06%)							7.77%
MSCI EAFE Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[3]		31.22%														8.92%							8.18%
MSCI Norway IMI 25/50 Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	MSCI Norway IMI 25/50 Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[3]		33.60%														7.32%							8.29%
FTSE/ASEAN 40 Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE/ASEAN 40 Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			19.36%														9.60%							8.06%
MSCI All Argentina 25/50 Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Argentina 25/50 Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			12.61%														27.16%							19.26%
MSCI All Greece Select 25/50 Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	MSCI All Greece Select 25/50 Index (net)2 (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[4]		76.40%														25.34%							14.20%
MSCI EAFE Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	MSCI EAFE Index (net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[5]		31.22%														8.92%							8.18%
DAX® Index (USD) (net) (Index returns reflect invested dividends net of non-U.S. withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	DAX® Index (USD) (net)(Index returns reflect invested dividends net of non-U.S. withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[5]		38.53%														10.51%							8.65%
MSCI Emerging Markets Index (net) (USD) (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (net) (USD)(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			33.57%											5.82%
Performance Inception Date		Dec. 07, 2021
MSCI Vietnam Select 25-50 Index (USD) (net) (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	MSCI Vietnam Select 25-50 Index (USD) (net)2(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[6]		64.22%											0.72%
Performance Inception Date	[6]	Dec. 07, 2021
MSCI ACWI Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%														11.19%							11.72%
Solactive Global Copper Miners Total Return Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global Copper Miners Total Return Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			94.42%														22.50%							22.89%
Solactive Global Silver Miners Total Return Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global Silver Miners Total Return Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			168.20%														14.53%							18.31%
Solactive Global Gold Explorers & Developers Total Return Index (net) (Index returns reflect invested dividends net of withholding taxes but reflect no deduction for fees expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Solactive Global Gold Explorers & Developers Total Return Index (net)2(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[7]		180.24%														20.65%							23.52%
MSCI ACWI Index (USD) (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (USD) (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%														11.19%							11.72%
Solactive Global Uranium & Nuclear Components Total Return Index (net) Index returns reflect invested dividends net of withholding taxes but reflect no deduction for fees expenses or other taxes
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	Solactive Global Uranium & Nuclear Components Total Return Index (net)2(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[8]		68.43%														28.83%							16.31%
Solactive Global Lithium Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global Lithium Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			60.03%														2.33%							14.27%
Solactive Global SuperDividend® Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global SuperDividend® Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			28.97%														0.96%							0.06%
Solactive Social Media Total Return Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Social Media Total Return Index (Net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			30.87%														(1.45%)							11.69%
S&P 500® Index (USD) (TR) (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%														14.42%							14.82%
Solactive Guru Index (USD) (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Guru Index (USD) (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			25.77%														7.74%							11.23%
S&P 500® Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[9]		17.88%														14.42%							14.82%
Global X U.S. High Yield Preferred Index (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	Global X U.S. High Yield Preferred Index (TR)2(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[10]		7.78%														2.20%							3.58%
Indxx SuperDividend® U.S. Low Volatility Index (TR) (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Indxx SuperDividend® U.S. Low Volatility Index (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			3.69%														7.80%							4.21%
MSCI Emerging Markets Top 50 Dividend Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	MSCI Emerging Markets Top 50 Dividend Index (net)2 (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[11]		32.31%														5.43%							5.94%
MSCI ACWI Index (net) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (net) (USD)(Index returns reflect invested dividends net of U.S. and non-U.S. withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%														11.19%							11.72%
Solactive Global SuperDividend® REIT Index (USD)(net) (Index returns reflect invested dividends net of U.S. and non-U.S. withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Global SuperDividend® REIT Index (USD) (net)(Index returns reflect invested dividends net of U.S. and non-U.S. withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			18.54%														4.14%							3.04%
Indxx Renewable Energy Producers Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	Indxx Renewable Energy Producers Index (net)2 (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[12]		30.01%														(7.62%)							3.68%
S&P 500® Catholic Values Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Catholic Values Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.52%														13.77%						14.43%
Performance Inception Date		Apr. 18, 2016
S&P 500® Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 4.18.16)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%														14.42%						14.93%
Performance Inception Date		Apr. 18, 2016
MSCI EAFE Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			31.22%														8.92%					9.30%
Performance Inception Date		Nov. 14, 2016
MSCI EAFE Top 50 Dividend Index (USD) (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Top 50 Dividend Index (USD) (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			46.12%														12.78%					9.69%
Performance Inception Date		Nov. 14, 2016
Solactive E-commerce Index (USD) (net) (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive E-commerce Index (USD) (net)(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			18.87%														1.22%				12.42%
Performance Inception Date		Nov. 27, 2018
MSCI ACWI Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes) (Inception Date 11.27.18)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (net) (USD)(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%														11.19%				12.94%
Performance Inception Date		Nov. 27, 2018
MSCI EAFE Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes) (Inception Date 6.22.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (net) (USD)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			31.22%														8.92%		11.71%
Performance Inception Date		Jun. 22, 2020
S&P Developed ex-U.S. Catholic Values Index (USD) (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P® Developed ex-U.S. Catholic Values Index (USD) (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			26.49%														7.46%		10.56%
Performance Inception Date		Jun. 22, 2020
NASDAQ -100 Quarterly Collar 95-110 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ -100 Quarterly Collar 95-110 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.28%													9.74%
Performance Inception Date		Aug. 25, 2021
S&P 500® Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 8.25.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%													11.77%
Performance Inception Date		Aug. 25, 2021
NASDAQ 100 Quarterly Protective Put 90 Index (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ 100 Quarterly Protective Put 90 Index (USD) (TR)(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			14.95%													9.93%
Performance Inception Date		Aug. 25, 2021
S&P 500 Index (USD) (TR) (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes) (Inception Date 8.25.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (USD) (TR)(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			17.88%													11.77%
Performance Inception Date		Aug. 25, 2021
Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR) (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			10.37%													8.10%
Performance Inception Date		Aug. 25, 2021
S&P 500® Index (USD) (TR) (Index returns do not reflect deductions for fees, expenses, or taxes) (Inception Date 8.25.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%													11.77%
Performance Inception Date		Aug. 25, 2021														Aug. 25, 2021
Cboe S&P 500 Tail Risk Index (USD) (TR) (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe S&P 500 Tail Risk Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			13.91%													9.24%
Performance Inception Date																Aug. 25, 2021
MSCI ACWI Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes) (Inception Date 1.24.22)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (net) (USD)(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%										11.40%
Performance Inception Date		Jan. 24, 2022
Solactive Rare Earth & Critical Materials Index (USD) (net) (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	Solactive Rare Earth and Critical Materials Index (USD) (net)2(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	[13]		97.52%										5.96%
Performance Inception Date	[13]	Jan. 24, 2022
S&P 500 Index (USD) (TR) (Index returns do not reflect deductions for fees, expenses, or taxes) (Inception Date 6.4.24)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%			19.30%
Performance Inception Date		Jun. 04, 2024
Russell 2000 RIC Capped Index (USD) (TR) (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 RIC Capped Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			12.81%			15.04%
Performance Inception Date		Jun. 04, 2024
S&P 500® Index (USD) (TR) (Index returns do not reflect deductions for fees, expenses, or taxes) (Inception Date 12.17.24)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%		14.06%
Performance Inception Date		Dec. 17, 2024
Global X U.S. Electrification Index (USD) (net) (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Global X U.S. Electrification Index (USD) (net)(Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.45%		19.98%
Performance Inception Date		Dec. 17, 2024
CBOE S&P 500 BuyWrite Index (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14],[15]	Cboe S&P 500® BuyWrite Index (USD) (TR)3(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[14],[15]		8.91%														9.33%							7.31%
Cboe NASDAQ-100® BuyWrite V2 Index (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	Cboe NASDAQ-100® BuyWrite V2 Index™ (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[9]		11.25%														8.26%							9.83%
NASDAQ-100® Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	NASDAQ-100® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			21.02%	[9]												12.97%	15.30% [9]							19.70% [9]
Performance Inception Date		Aug. 25, 2021
Russell 2000 Index (USD) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 4.17.19)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.81%														6.09%			8.55%
Performance Inception Date		Apr. 17, 2019
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 4.17.19)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%														14.42%			15.45%
Performance Inception Date		Apr. 17, 2019
Cboe Russell 2000 BuyWrite Index (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe Russell 2000 BuyWrite Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.37%														5.13%			5.31%
Performance Inception Date		Apr. 17, 2019
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 9.18.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%														14.42%	16.37%
Performance Inception Date		Sep. 18, 2020
NASDAQ-100® Index (USD) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 9.18.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ-100® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			21.02%														15.30%	18.06%
Performance Inception Date		Sep. 18, 2020
Cboe Nasdaq 100 Half BuyWrite V2 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe Nasdaq 100 Half BuyWrite V2 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			16.41%														11.97%	14.30%
Performance Inception Date		Sep. 18, 2020
Cboe S&P 500 Half BuyWrite Index (net) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe S&P 500 Half BuyWrite Index (net)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			13.54%														11.99%	13.56%
Performance Inception Date		Sep. 18, 2020
S&P 500 Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 9.18.20)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%														14.42%	16.37%
Performance Inception Date		Sep. 18, 2020
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 8.25.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%													11.77%
Performance Inception Date		Aug. 25, 2021
NASDAQ 100 Monthly Net Credit Collar 95-100 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.23%													1.90%
Performance Inception Date		Aug. 25, 2021
Cboe S&P 500 Risk Managed Income Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe S&P 500 Risk Managed Income Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.71%													3.04%
Performance Inception Date		Aug. 25, 2021
S&P 500 Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 8.25.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%													11.77%
Performance Inception Date		Aug. 25, 2021
DJIA Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		DJIA Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.92%									12.31%
Performance Inception Date		Feb. 23, 2022
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 2.23.22)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%									15.03%
Performance Inception Date		Feb. 23, 2022
DJIA Cboe BuyWrite v2 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		DJIA Cboe BuyWrite v2 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.37%									8.68%
Performance Inception Date		Feb. 23, 2022
Cboe Russell 2000 Half BuyWrite Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe Russell 2000 Half BuyWrite Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			9.84%								9.21%
Performance Inception Date		Oct. 04, 2022
Russell 2000 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.81%								12.49%
Performance Inception Date		Oct. 04, 2022
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 10.4.22)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%								21.75%
Performance Inception Date		Oct. 04, 2022
Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.78%							24.98%
Performance Inception Date		Nov. 21, 2022
Information Technology Select Sector Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Information Technology Select Sector Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.72%							30.04%
Performance Inception Date		Nov. 21, 2022
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 11.21.22)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%							21.06%
Performance Inception Date		Nov. 21, 2022
Cboe DJIA Half BuyWrite Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe DJIA Half BuyWrite Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.64%						13.08%
Performance Inception Date		Jul. 25, 2023
DJIA Index (TR) (Index returns reflects invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Performance Inception Date		Jul. 25, 2023
S&P 500® Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 7.25.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%						19.70%
Performance Inception Date		Jul. 25, 2023
DJIA Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 7.25.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		DJIA® Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.92%						15.44%
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 5.7.24)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%				19.86%
Performance Inception Date		May 07, 2024
Cboe MLPX ATM BuyWrite Index (TR) (USD) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Cboe MLPX ATM BuyWrite Index (TR) (USD)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			3.60%				5.84%
Performance Inception Date		May 07, 2024
Coin Metrics Bletchley Index (CMBI) Bitcoin Benchmark (CMBIBTC) (USD) (PR) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Coin Metrics Bletchley Index (CMBI) Bitcoin Benchmark (CMBIBTC) (USD) (PR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			(6.73%)												7.84%
Performance Inception Date		Nov. 15, 2021
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 11.15.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%												11.27%
Performance Inception Date		Nov. 15, 2021
S&P 500 Index (USD) (TR) (Index returns do not reflect deduction for fees, expenses, or taxes) (Inception Date 3.20.24)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (USD) (TR)(Index returns do not reflect deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%					17.88%
Performance Inception Date		Mar. 20, 2024
CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)(Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			2.79%					6.87%
Performance Inception Date		Mar. 20, 2024
Global X MSCI Colombia ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			69.63%														8.97%							6.61%
Global X MSCI Colombia ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	·Return after taxes on distributions1
Average Annual Return, Percent	[16]		65.11%														6.65%							5.06%
Global X MSCI Colombia ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[16]		41.74%														5.99%							4.61%
Global X MSCI China Consumer Discretionary ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			12.91%														(8.54%)							7.13%
Global X MSCI China Consumer Discretionary ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	·Return after taxes on distributions1
Average Annual Return, Percent	[17]		12.41%														(8.96%)							6.69%
Global X MSCI China Consumer Discretionary ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[17]		7.81%														(6.35%)							5.60%
Global X MSCI Norway ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	·Return before taxes
Average Annual Return, Percent	[3]		32.82%														6.88%							7.92%
Global X MSCI Norway ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3],[18]	·Return after taxes on distributions2
Average Annual Return, Percent	[3],[18]		32.97%														6.82%							7.54%
Global X MSCI Norway ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3],[18]	·Return after taxes on distributions and sale of Fund Shares2
Average Annual Return, Percent	[3],[18]		21.40%														6.22%							6.83%
Global X FTSE Southeast Asia ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			18.46%														8.82%							7.31%
Global X FTSE Southeast Asia ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	·Return after taxes on distributions1
Average Annual Return, Percent	[19]		17.03%														7.66%							6.36%
Global X FTSE Southeast Asia ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[19]		11.38%														6.57%							5.57%
Global X MSCI Argentina ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			12.26%														26.62%							19.03%
Global X MSCI Argentina ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	·Return after taxes on distributions1
Average Annual Return, Percent	[20]		12.12%														26.00%							18.65%
Global X MSCI Argentina ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[20]		7.50%														21.80%							16.23%
Global X MSCI Greece ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			75.12%														24.58%							13.54%
Global X MSCI Greece ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[21]	·Return after taxes on distributions1
Average Annual Return, Percent	[21]		73.82%														23.81%							12.99%
Global X MSCI Greece ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[21]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[21]		45.60%														20.15%							11.26%
Global X DAX Germany ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	·Return before taxes
Average Annual Return, Percent	[5]		38.72%														10.65%							8.72%
Global X DAX Germany ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5],[22]	·Return after taxes on distributions2
Average Annual Return, Percent	[5],[22]		38.49%														10.25%							8.33%
Global X DAX Germany ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5],[22]	·Return after taxes on distributions and sale of Fund Shares2
Average Annual Return, Percent	[5],[22]		23.52%														8.52%							7.16%
Global X MSCI Vietnam ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			62.90%											(0.08%)
Performance Inception Date		Dec. 07, 2021
Global X MSCI Vietnam ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[23]	·Return after taxes on distributions1
Average Annual Return, Percent	[23]		62.54%											(0.39%)
Global X MSCI Vietnam ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[23]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[23]		37.22%											(0.22%)
Global X Copper Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			93.00%														21.82%							22.17%
Global X Copper Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[24]	·Return after taxes on distributions1
Average Annual Return, Percent	[24]		91.05%														21.06%							21.55%
Global X Copper Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[24]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[24]		55.20%														17.60%							19.03%
Global X Copper Miners ETF Class | MSCI ACWI Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (net) (USD) (Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			22.34%														11.19%							11.72%
Global X Silver Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			165.93%														14.34%							17.96%
Global X Silver Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[25]	·Return after taxes on distributions1
Average Annual Return, Percent	[25]		164.84%														13.90%							17.40%
Global X Silver Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[25]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[25]		98.43%														11.29%							15.08%
Global X Gold Explorers ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			181.92%														20.23%							22.96%
Global X Gold Explorers ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[26]	·Return after taxes on distributions1
Average Annual Return, Percent	[26]		179.83%														19.60%							20.82%
Global X Gold Explorers ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[26]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[26]		107.92%														16.19%							18.39%
Global X Uranium ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			67.41%														27.93%							15.57%
Global X Uranium ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[27]	·Return after taxes on distributions1
Average Annual Return, Percent	[27]		64.37%														26.05%							14.19%
Global X Uranium ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[27]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[27]		40.04%														22.20%							12.35%
Global X Lithium & Battery Tech ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			59.31%														1.83%							13.98%
Global X Lithium & Battery Tech ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[28]	·Return after taxes on distributions1
Average Annual Return, Percent	[28]		59.07%														1.67%							13.51%
Global X Lithium & Battery Tech ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[28]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[28]		35.21%														1.39%							11.58%
Global X SuperDividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			28.27%														1.06%							0.13%
Global X SuperDividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[29]	·Return after taxes on distributions1
Average Annual Return, Percent	[29]		24.18%														(2.08%)							(2.57%)
Global X SuperDividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[29]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[29]		17.52%														(0.30%)							(0.68%)
Global X Social Media ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			30.06%														(1.92%)							11.08%
Global X Social Media ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[30]	·Return after taxes on distributions1
Average Annual Return, Percent	[30]		29.93%														(1.99%)							10.97%
Global X Social Media ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[30]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[30]		17.90%														(1.47%)							9.16%
Global X Guru Index ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			25.27%														7.56%							11.03%
Global X Guru Index ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[31]	·Return after taxes on distributions1
Average Annual Return, Percent	[31]		25.24%														7.50%							10.83%
Global X Guru Index ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[31]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[31]		14.98%														5.93%							9.08%
Global X SuperIncome Preferred ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			7.17%														1.70%							3.08%
Global X SuperIncome Preferred ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[32]	·Return after taxes on distributions1
Average Annual Return, Percent	[32]		5.45%														0.01%							1.26%
Global X SuperIncome Preferred ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[32]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[32]		5.27%														1.01%							1.97%
Global X SuperDividend U.S. ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			3.12%														7.23%							3.57%
Global X SuperDividend U.S. ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[33]	·Return after taxes on distributions1
Average Annual Return, Percent	[33]		0.78%														5.44%							1.84%
Global X SuperDividend U.S. ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[33]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[33]		2.44%														5.17%							2.26%
Global X MSCI SuperDividend Emerging Markets ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			31.28%														4.48%							4.68%
Global X MSCI SuperDividend Emerging Markets ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[34]	·Return after taxes on distributions1
Average Annual Return, Percent	[34]		29.93%														3.11%							3.27%
Global X MSCI SuperDividend Emerging Markets ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[34]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[34]		19.70%														3.47%							3.59%
Global X SuperDividend REIT ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			17.77%														3.54%							2.48%
Global X SuperDividend REIT ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[35]	·Return after taxes on distributions1
Average Annual Return, Percent	[35]		13.91%														1.06%							(0.34%)
Global X SuperDividend REIT ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[35]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[35]		10.38%														1.61%							0.75%
Global X Renewable Energy Producers ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			29.36%														(8.01%)							3.27%
Global X Renewable Energy Producers ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[36]	·Return after taxes on distributions1
Average Annual Return, Percent	[36]		28.96%														(8.16%)							2.70%
Global X Renewable Energy Producers ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[36]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[36]		17.77%														(5.71%)							2.57%
Global X S&P 500 Catholic Values ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			17.21%														13.45%						14.39%
Performance Inception Date		Apr. 18, 2016
Global X S&P 500 Catholic Values ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[37]	·Return after taxes on distributions1
Average Annual Return, Percent	[37]		16.97%														13.16%						14.05%
Global X S&P 500 Catholic Values ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[37]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[37]		10.35%														10.73%						12.02%
Global X MSCI SuperDividend EAFE ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			45.31%														12.27%					9.19%
Performance Inception Date		Nov. 14, 2016
Global X MSCI SuperDividend EAFE ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[38]	·Return after taxes on distributions1
Average Annual Return, Percent	[38]		43.48%														10.83%					7.78%
Global X MSCI SuperDividend EAFE ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[38]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[38]		27.85%														9.55%					7.11%
Global X E-commerce ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			18.38%														0.79%				11.93%
Performance Inception Date		Nov. 27, 2018
Global X E-commerce ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[39]	·Return after taxes on distributions1
Average Annual Return, Percent	[39]		18.23%														0.72%				11.83%
Global X E-commerce ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[39]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[39]		10.98%														0.60%				9.72%
Global X S&P Catholic Values Developed ex-U.S. ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			26.21%														7.18%		10.25%
Performance Inception Date		Jun. 22, 2020
Global X S&P Catholic Values Developed ex-U.S. ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[40]	·Return after taxes on distributions1
Average Annual Return, Percent	[40]		25.29%														6.53%		9.60%
Global X S&P Catholic Values Developed ex-U.S. ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[40]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[40]		16.05%														5.59%		8.12%
Global X NASDAQ 100 Collar 95-110 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			11.41%													8.72%
Performance Inception Date		Aug. 25, 2021
Global X NASDAQ 100 Collar 95-110 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[41]	·Return after taxes on distributions1
Average Annual Return, Percent	[41]		5.53%													6.31%
Global X NASDAQ 100 Collar 95-110 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[41]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[41]		6.77%													5.76%
Global X NASDAQ 100 Tail Risk ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			14.52%													9.47%
Performance Inception Date		Aug. 25, 2021
Global X NASDAQ 100 Tail Risk ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[42]	·Return after taxes on distributions1
Average Annual Return, Percent	[42]		7.16%													7.49%
Global X NASDAQ 100 Tail Risk ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[42]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[42]		8.62%													6.56%
Global X S&P 500 Collar 95-110 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			10.22%													7.74%
Performance Inception Date		Aug. 25, 2021
Global X S&P 500 Collar 95-110 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[43]	·Return after taxes on distributions1
Average Annual Return, Percent	[43]		4.99%													4.52%
Global X S&P 500 Collar 95-110 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[43]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[43]		6.06%													4.59%
Global X S&P 500 Tail Risk ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			13.54%													8.72%
Performance Inception Date																Aug. 25, 2021
Global X S&P 500 Tail Risk ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[44]	·Return after taxes on distributions1
Average Annual Return, Percent	[44]		6.54%													4.93%
Global X S&P 500 Tail Risk ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[44]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[44]		8.03%													5.11%
Global X Rare Earth & Critical Materials ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			96.12%										5.39%
Performance Inception Date		Jan. 24, 2022
Global X Rare Earth & Critical Materials ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[45]	·Return after taxes on distributions1
Average Annual Return, Percent	[45]		95.76%										5.06%
Global X Rare Earth & Critical Materials ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[45]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[45]		57.11%										4.09%
Global X Russell 2000 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			12.76%			14.97%
Performance Inception Date		Jun. 04, 2024
Global X Russell 2000 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[46]	·Return after taxes on distributions1
Average Annual Return, Percent	[46]		12.28%			14.42%
Global X Russell 2000 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[46]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[46]		7.70%			11.35%
Global X U.S. Electrification ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			21.78%		19.34%
Performance Inception Date		Dec. 17, 2024
Global X U.S. Electrification ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[47]	·Return after taxes on distributions1
Average Annual Return, Percent	[47]		21.23%		18.82%
Global X U.S. Electrification ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[47]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[47]		13.24%		14.71%
Global X S&P 500 Covered Call ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	·Return before taxes
Average Annual Return, Percent	[15]		8.18%														8.55%							7.98%
Global X S&P 500 Covered Call ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15],[48]	·Return after taxes on distributions2
Average Annual Return, Percent	[15],[48]		3.90%														5.42%							5.74%
Global X S&P 500 Covered Call ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15],[48]	·Return after taxes on distributions and sale of Fund Shares2
Average Annual Return, Percent	[15],[48]		4.86%														5.22%							5.30%
Global X NASDAQ 100 Covered Call ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	·Return before taxes
Average Annual Return, Percent	[9]		9.31%														7.41%							8.79%
Global X NASDAQ 100 Covered Call ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9],[49]	·Return after taxes on distributions2
Average Annual Return, Percent	[9],[49]		5.07%														4.02%							5.85%
Global X NASDAQ 100 Covered Call ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9],[49]	·Return after taxes on distributions and sale of Fund Shares2
Average Annual Return, Percent	[9],[49]		5.55%														4.17%							5.56%
Global X Russell 2000 Covered Call ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			5.75%														4.46%			4.52%
Performance Inception Date		Apr. 17, 2019
Global X Russell 2000 Covered Call ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[50]	·Return after taxes on distributions1
Average Annual Return, Percent	[50]		4.90%														2.64%			2.66%
Global X Russell 2000 Covered Call ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[50]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[50]		3.40%														2.65%			2.69%
Global X Nasdaq 100 Covered Call & Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			15.38%														11.25%	13.58%
Performance Inception Date		Sep. 18, 2020
Global X Nasdaq 100 Covered Call & Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[51]	·Return after taxes on distributions1
Average Annual Return, Percent	[51]		7.78%														6.71%	9.10%
Global X Nasdaq 100 Covered Call & Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[51]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[51]		9.00%														6.73%	8.69%
Global X S&P 500 Covered Call & Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			13.06%														11.29%	12.84%
Performance Inception Date		Sep. 18, 2020
Global X S&P 500 Covered Call & Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[52]	·Return after taxes on distributions1
Average Annual Return, Percent	[52]		7.12%														7.33%	8.96%
Global X S&P 500 Covered Call & Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[52]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[52]		7.67%														7.06%	8.38%
Global X NASDAQ 100 Risk Managed Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			3.88%													1.37%
Performance Inception Date		Aug. 25, 2021
Global X NASDAQ 100 Risk Managed Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[53]	·Return after taxes on distributions1
Average Annual Return, Percent	[53]		2.34%													0.27%
Global X NASDAQ 100 Risk Managed Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[53]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[53]		2.27%													0.55%
Global X S&P 500 Risk Managed Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			5.03%													2.41%
Performance Inception Date		Aug. 25, 2021
Global X S&P 500 Risk Managed Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[54]	·Return after taxes on distributions1
Average Annual Return, Percent	[54]		2.47%													0.84%
Global X S&P 500 Risk Managed Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[54]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[54]		2.99%													1.15%
Global X Dow 30 Covered Call ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			9.57%									7.74%
Performance Inception Date		Feb. 23, 2022
Global X Dow 30 Covered Call ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[55]	·Return after taxes on distributions1
Average Annual Return, Percent	[55]		5.15%									4.74%
Global X Dow 30 Covered Call ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return after taxes on distributions and sale of Fund Shares
Average Annual Return, Percent			5.73%									4.66%
Global X Russell 2000 Covered Call & Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			9.32%								8.70%
Performance Inception Date		Oct. 04, 2022
Global X Russell 2000 Covered Call & Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[56]	·Return after taxes on distributions1
Average Annual Return, Percent	[56]		4.59%								3.72%
Global X Russell 2000 Covered Call & Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[56]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[56]		5.35%								4.48%
Global X Information Technology Covered Call & Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			16.84%							23.89%
Performance Inception Date		Nov. 21, 2022
Global X Information Technology Covered Call & Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[57]	·Return after taxes on distributions1
Average Annual Return, Percent	[57]		13.62%							19.71%
Global X Information Technology Covered Call & Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[57]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[57]		9.76%							16.81%
Global X Dow 30 Covered Call & Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			12.19%						12.77%
Performance Inception Date		Jul. 25, 2023
Global X Dow 30 Covered Call & Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[58]	·Return after taxes on distributions1
Average Annual Return, Percent	[58]		7.99%						8.09%
Global X Dow 30 Covered Call & Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return after taxes on distributions and sale of Fund Shares
Average Annual Return, Percent			7.17%						7.79%
Global X MLP & Energy Infrastructure Covered Call ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			11.17%				12.84%
Performance Inception Date		May 07, 2024
Global X MLP & Energy Infrastructure Covered Call ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[59]	·Return after taxes on distributions1
Average Annual Return, Percent	[59]		5.26%				7.44%
Global X MLP & Energy Infrastructure Covered Call ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return after taxes on distributions and sale of Fund Shares
Average Annual Return, Percent			6.40%				7.44%
Global X Blockchain & Bitcoin Strategy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			15.16%												(0.81%)
Performance Inception Date		Nov. 15, 2021
Global X Blockchain & Bitcoin Strategy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[60]	·Return after taxes on distributions1
Average Annual Return, Percent	[60]		6.46%												(6.21%)
Global X Blockchain & Bitcoin Strategy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[60]	·Return after taxes on distributions and sale of Fund Shares1
Average Annual Return, Percent	[60]		9.00%												(3.02%)
Global X Bitcoin Trend Strategy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return before taxes
Average Annual Return, Percent			4.81%					5.41%
Performance Inception Date		Mar. 20, 2024
Global X Bitcoin Trend Strategy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[61]	·Return after taxes on distributions1
Average Annual Return, Percent	[61]		(4.49%)					(0.55%)
Global X Bitcoin Trend Strategy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		·Return after taxes on distributions and sale of Fund Shares
Average Annual Return, Percent			2.86%					1.66%

[1]	Performance reflects the MSCI All Colombia Capped Index through August 30, 2016, and the MSCI All Colombia Select 25/50 Index thereafter.
[2]	Performance reflects the performance of the Solactive China Consumer Total Return Index through December 5, 2018, and the MSCI China Consumer Discretionary 10/50 Index thereafter.
[3]	Performance shown for periods prior to October 30, 2021, reflects that of the Predecessor Fund.
[4]	Performance reflects the performance of the FTSE/ATHEX Custom Capped Index through February 29, 2016 and the MSCI All Greece Select 25/50 Index thereafter.
[5]	Performance shown for periods prior to December 24, 2018, reflects that of the Predecessor Fund.
[6]	The MSCI Vietnam Select 25-50 Index underwent changes to its name and methodology effective December 1, 2023.
[7]	Performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017, and the Solactive Global Gold Explorers & Developers Total Return Index thereafter.
[8]	Performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018, and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter.
[9]	Performance shown for periods prior to December 24, 2018, reflects that of the Predecessor Fund.
[10]	Underlying Index performance reflects the performance of the S&P Enhanced Yield North American Preferred Stock Index through April 2, 2023, and the Global X U.S. High Yield Preferred Index thereafter. The performance above reflects results achieved pursuant to different principal investment strategies than the strategies currently employed by the Fund. If the Fund's current strategies had been in place prior to April 2, 2023, results shown would have been different.
[11]	Performance reflects the performance of the Indxx SuperDividend® Emerging Markets Index through November 15, 2016 and the MSCI Emerging Markets Top 50 Dividend Index thereafter.
[12]	Performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter. Effective February 1, 2021, the name of the Underlying Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.
[13]	The Solactive Disruptive Materials Index changed its name to the Solactive Rare Earth and Critical Materials Index effective March 1, 2026.
[14]	Performance reflects the performance of the S&P 500® Stock Covered Call Index through September 14, 2017, the Cboe S&P500® 2% OTM BuyWrite Index through August 20, 2020, and the Cboe S&P 500 BuyWrite Index thereafter.
[15]	Performance shown for periods prior to December 24, 2018, reflects that of the Predecessor Fund.
[16]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[17]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[18]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[19]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[20]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[21]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[22]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[23]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[24]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[25]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[26]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[27]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[28]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[29]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[30]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[31]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[32]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[33]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[34]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[35]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[36]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[37]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[38]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[39]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[40]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[41]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[42]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[43]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[44]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[45]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[46]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[47]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[48]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[49]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[50]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[51]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[52]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[53]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[54]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs)
[55]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[56]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[57]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[58]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[59]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[60]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[61]	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).